Supplement to the
Fidelity® Investments Money Market Funds
Class II
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
IMMII-PSTK-0925-136 1.480139.136	September 22, 2025
Supplement to the
Fidelity® Investments Money Market Funds
Class III
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
IMMIII-PSTK-0925-136 1.480140.136	September 22, 2025
Supplement to the
Fidelity® Investments Money Market Funds
Class IV
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
TRO-PSTK-0925-123 1.864395.123	September 22, 2025
Supplement to the
Fidelity® Investments Money Market Funds
Institutional Class
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
PMM-PSTK-0925-120 1.880937.120	September 22, 2025
Supplement to the
Fidelity® Investments Money Market Funds
Select Class
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
IMMSC-PSTK-0925-127 1.778424.127	September 22, 2025
Supplement to the
Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio, and Treasury Portfolio
Class I, Class II, Class III, Class IV, Select Class, and Institutional Class
May 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information replaces similar information found in the "Investment Policies and Limitations" section.
Loans
For Tax-Exempt Portfolio and Treasury Only Portfolio:
The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
For purposes of Treasury Only Portfolio's temporary defensive policy, the fund reserves the right to invest in repurchase agreements collateralized by U.S. Treasury obligations.
The following information replaces similar information found in the "Investment Policies and Limitations" section.
Temporary Defensive Policies. Each of Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio, and Treasury Portfolio reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. Further, Treasury Only Portfolio reserves the right to invest in repurchase agreements collateralized by U.S. Treasury obligations for temporary, defensive purposes.
In addition, each of Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio, and Treasury Portfolio reserves the right to invest more than normally permitted in federally taxable obligations for temporary, defensive purposes.

IMM-SSTK-0925-126-1.480584.126	September 22, 2025

Supplement to the
Fidelity® Investments Money Market Funds
Class I
May 30, 2025
Prospectus

The following information replaces similar information for Treasury Only Portfolio found in the "Investment Details" section under the "Principal Investment Strategies" heading.
The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities. Under normal circumstances, the Adviser does not enter into repurchase agreements or reverse repurchase agreements for the fund. The Adviser normally invests the fund's assets in securities whose interest is specifically exempt from state and local income taxes under federal law; such interest is not exempt from federal income tax.
The following information replaces similar information found in the "Investment Details" section under the "Principal Investment Risks" heading.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested or, in the case of Treasury Only Portfolio, investing in repurchase agreements collateralized by U.S. Treasury obligations) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and Tax-Exempt Portfolio could distribute income subject to federal income tax. The addition of repurchase agreements could cause a portion of the income from Treasury Only Portfolio to be subject to state and local income taxes.
IMMI-PSTK-0925-139 1.480138.139	September 22, 2025